Revenues (Details) € in Thousands, $ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Mar. 16, 2021 USD ($)	Jul. 31, 2019 USD ($)	Mar. 31, 2015 CAD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€)
Revenues [Line Items]
Royalty payments (in Dollars)			$ 2,000
Percentage of remaining net sales			16.50%	16.50%	16.50%
Transfer price rate						10.00%
Terms of agreement | €								€ 1,500
Additional achieved milestone	$ 40,450	$ 3,250
Revenues recognized		750				$ 2,000
Non-refundable payment	$ 2,250					$ 250
Milestone payment percentage						30.00%
Patents (in Euro) | €									€ 250
Liver Cancer Indication [Member]
Revenues [Line Items]
Upfront and milestone payments payable						$ 3,000
NASH [Member]
Revenues [Line Items]
Upfront and milestone payments payable						6,000
Regulatory Milestones [Member]
Revenues [Line Items]
Additional achieved milestone						14,000
Sales Milestones [Member]
Revenues [Line Items]
Additional achieved milestone						$ 58,500
Royalty [Member]
Revenues [Line Items]
Percentage of remaining net sales	17.50%					15.00%			15.00%
Revenue Benchmark [Member]
Revenues [Line Items]
Percentage of remaining net sales						40.00%			40.00%
Cipher Pharmaceuticals [Member]
Revenues [Line Items]
Upfront payment				$ 1,292	$ 1,650
Chong Kun Dang Pharmaceuticals Corp [Member]
Revenues [Line Items]
Terms of agreement						$ 1,500
Additional achieved milestone						$ 500
Gebro Holding GmBH [Member]
Revenues [Line Items]
Terms of agreement							$ 1,850
Additional achieved milestone							$ 720	€ 600
Description of additional payments						Under the Distribution and Supply Agreement, the Company is entitled to € 1,500 thousands upon execution of the agreement. In addition, the Company is also entitled to milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) € 300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and € 300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between € 750 thousand and € 1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between € 300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson.
Vetbiolix [Member]
Revenues [Line Items]
Description of additional payments						On August 6, 2018, the Company entered into a License, Collaboration and Distribution Agreement with CMS Medical Venture Investment Limited (“CMS Medical”) for the commercialization of Piclidenoson for the treatment of rheumatoid arthritis, psoriasis and Namodenoson for the treatment of advanced liver cancer and NAFLD/NASH in China (including Hong Kong, Macao and Taiwan).
Revenues recognized						$ 271
CMS Medical Venture Investment Limited [Member]
Revenues [Line Items]
Upfront and milestone payments payable						2,000
Kyongbo Pharm Co.[Member]
Revenues [Line Items]
Terms of agreement		$ 750
Ewopharma [Member]
Revenues [Line Items]
Terms of agreement						$ 2,250
South Korea [Member]
Revenues [Line Items]
Percentage of remaining net sales						23.00%			23.00%